9. Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Oil and Gas Property, Lease Operating Expense	$ 6,394,406	$ 6,042,567	$ 5,818,043